Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund, Class A)	0 Months Ended
Jul. 15, 2011
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	(1.76%)
Annual Return 2002	26.66%
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%